Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Brazil — 0.4%
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ USD 200 $ 156,244
Guatemala — 0.4%
Millicom International Cellular SA,
6.25%
,
03/25/29
(a)
........... 180 152,010
Saudi Arabia — 0.9%
Gaci First Investment Co., 5.00%
,
10/13/27
(a)
................ 320 311,824
Total Corporate Bonds — 1.7%
(Cost: $688,680) ................................ 620,078
Foreign Government Obligations
Argentina — 0.8%
Argentine Republic (The)
(b)
3.62%, 07/09/35 ............ 254 62,934
4.25%, 01/09/38 ............ 522 152,741
3.62%, 07/09/46
(c)
........... 306 76,927
292,602
Bahrain — 0.6%
Kingdom of Bahrain, 7.75%
,
04/18/35
(d)
200 199,238
Benin — 0.8%
Benin Government Bond, 4.95%
,
01/22/35
(d)
................ EUR 378 273,326
Brazil — 5.7%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 4 809,275
10.00%, 01/01/27 ........... 3 600,695
10.00%, 01/01/29 ........... 3 498,993
10.00%, 01/01/31 ........... 1 111,345
2,020,308
Chile — 3.2%
Bonos Tesoreria Pesos, 4.50%
,
03/01/26 ................. CLP 380,000 406,944
Republic of Chile
5.00%, 10/01/28
(a)(d)
.......... 115,000 122,329
2.55%, 01/27/32 ............ USD 272 219,803
3.10%, 05/07/41 ............ 326 221,426
4.34%, 03/07/42 ............ 200 161,234
1,131,736
China — 2.0%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 150,589
2.85%, 06/04/27 ............ 2,230 309,534
3.02%, 05/27/31 ............ 1,570 220,055
3.72%, 04/12/51 ............ 140 21,405
701,583
Colombia — 5.0%
Republic of Colombia
7.50%, 08/26/26 ............ COP 346,000 77,860
6.00%, 04/28/28 ............ 788,300 159,004
7.75%, 09/18/30 ............ 710,600 145,183
7.00%, 03/26/31 ............ 644,500 123,681
3.13%, 04/15/31 ............ USD 200 147,700
3.25%, 04/22/32 ............ 200 143,516
7.00%, 06/30/32 ............ COP 1,373,200 251,845
7.50%, 02/02/34 ............ USD 200 188,530
7.25%, 10/18/34 ............ COP 961,700 170,852
Security
Par (000)
Par (000) Value
Colombia (continued)
6.25%, 07/09/36 ............ COP 1,111,800 $ 175,292
9.25%, 05/28/42 ............ 1,080,400 210,557
1,794,020
Czech Republic — 6.6%
Czech Republic
5.70%, 05/25/24
(a)
........... CZK 8,740 380,089
0.00%, 12/12/24
(e)
........... 4,520 183,288
1.25%, 02/14/25 ............ 8,610 351,706
1.00%, 06/26/26
(a)
........... 10,000 389,983
0.25%, 02/10/27 ............ 2,900 107,760
2.50%, 08/25/28
(a)
........... 5,080 197,975
2.75%, 07/23/29 ............ 4,470 173,968
0.05%, 11/29/29 ............ 3,800 123,910
0.95%, 05/15/30
(a)
........... 5,330 181,563
1.20%, 03/13/31 ............ 2,760 93,677
2.00%, 10/13/33 ............ 4,360 147,750
2,331,669
Dominican Republic — 1.3%
Dominican Republic Government Bond
6.88%, 01/29/26
(a)
........... USD 103 102,761
13.63%, 02/03/33
(d)
.......... DOP 8,000 165,281
5.88%, 01/30/60
(d)
........... USD 250 178,227
446,269
Ecuador — 0.6%
Republic of Ecuador
(b)
6.00%, 07/31/30
(a)
........... 214 108,516
3.50%, 07/31/35
(d)
........... 309 113,940
222,456
Egypt — 1.2%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 247 131,458
7.90%, 02/21/48 ............ 600 306,348
437,806
El Salvador — 0.8%
Republic of El Salvador
(a)
7.65%, 06/15/35 ............ 163 114,982
9.50%, 07/15/52 ............ 210 159,180
274,162
Ghana — 0.8%
Republic of Ghana
(f)(g)
8.13%, 01/18/26
(a)
........... 249 116,127
8.88%, 05/07/42
(c)(d)
.......... 369 156,419
272,546
Guatemala — 0.5%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ 200 182,564
Hungary — 4.0%
Hungary Government Bond
6.00%, 11/24/23 ............ HUF 222,040 596,645
5.38%, 03/25/24 ............ USD 16 15,960
3.00%, 06/26/24 ............ HUF 69,920 182,345
1.00%, 11/26/25 ............ 78,480 184,385
5.50%, 06/16/34
(d)
........... USD 275 250,440
4.00%, 04/28/51 ............ HUF 127,540 209,323
1,439,098
Indonesia — 5.1%
Republic of Indonesia
11.00%, 09/15/25 ........... IDR 1,195,000 83,468
5.50%, 04/15/26 ............ 1,154,000 72,989

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
8.25%, 05/15/29 ............ IDR 938,000 $ 65,099
7.00%, 09/15/30 ............ 5,835,000 379,813
6.50%, 02/15/31 ............ 3,870,000 244,144
7.00%, 02/15/33 ............ 2,315,000 150,389
8.38%, 03/15/34 ............ 7,169,000 510,713
7.50%, 06/15/35 ............ 449,000 30,185
8.25%, 05/15/36 ............ 1,678,000 119,702
4.75%, 07/18/47
(a)
........... USD 200 170,702
1,827,204
Ivory Coast — 0.8%
Republic of Cote d'Ivoire
(a)
6.88%, 10/17/40 ............ EUR 293 228,620
6.63%, 03/22/48 ............ 100 72,603
301,223
Jamaica — 0.6%
Jamaica Government Bond, 7.88%
,
07/28/45 ................. USD 200 219,344
Jordan — 0.5%
Hashemite Kingdom of Jordan, 7.50%
,
01/13/29
(d)
................ 200 195,326
Kenya — 0.4%
Republic of Kenya, 8.25%
,
02/28/48
(a)
200 135,634
Malaysia — 2.1%
Malaysia Government Bond
4.37%, 10/31/28 ............ MYR 793 172,836
3.83%, 07/05/34 ............ 2,443 509,719
4.07%, 06/15/50 ............ 325 64,745
747,300
Mexico — 10.2%
United Mexican States
8.00%, 12/07/23 ............ MXN 233 1,328,576
8.00%, 09/05/24 ............ 14 78,377
4.15%, 03/28/27 ............ USD 207 199,138
7.50%, 06/03/27 ............ MXN 70 367,309
2.66%, 05/24/31 ............ USD 200 157,878
7.75%, 05/29/31 ............ MXN 52 265,572
7.75%, 11/23/34 ............ 158 777,285
4.50%, 01/31/50 ............ USD 200 143,924
4.40%, 02/12/52 ............ 200 138,178
5.75%, 10/12/10 ............ 196 155,491
3,611,728
Mongolia — 0.4%
Mongolia International Bond, 4.45%
,
07/07/31
(a)
................ 200 154,146
Morocco — 0.3%
Kingdom of Morocco, 4.00%
,
12/15/50
(a)
................ 200 123,306
Oman — 1.9%
Oman Government Bond
(d)
7.38%, 10/28/32 ............ 352 371,708
7.00%, 01/25/51 ............ 342 321,501
693,209
Panama — 1.6%
Republic of Panama
9.38%, 04/01/29 ............ 84 95,840
6.40%, 02/14/35 ............ 200 193,280
4.50%, 05/15/47 ............ 200 140,550
Security
Par (000)
Par (000) Value
Panama (continued)
4.50%, 04/16/50 ............ USD 200 $ 135,890
565,560
Peru — 1.5%
Republic of Peru
8.20%, 08/12/26 ............ PEN 766 212,598
6.15%, 08/12/32 ............ 875 215,096
5.63%, 11/18/50 ............ USD 98 90,377
518,071
Philippines — 1.0%
Republic of Philippines
1.95%, 01/06/32 ............ 250 190,312
4.20%, 03/29/47 ............ 235 182,224
372,536
Poland — 3.2%
Republic of Poland
2.25%, 10/25/24 ............ PLN 884 196,902
3.75%, 05/25/27 ............ 819 179,062
2.50%, 07/25/27 ............ 935 194,902
2.75%, 04/25/28 ............ 876 181,192
2.75%, 10/25/29 ............ 1,029 204,464
6.00%, 10/25/33 ............ 733 169,103
1,125,625
Qatar — 1.5%
State of Qatar
(a)
3.25%, 06/02/26 ............ USD 200 190,060
4.40%, 04/16/50 ............ 413 335,831
525,891
Romania — 2.7%
Romania Government Bond
2.75%, 02/26/26
(a)
........... EUR 187 187,629
3.25%, 06/24/26 ............ RON 540 105,904
4.15%, 01/26/28 ............ 715 138,043
3.00%, 02/14/31
(a)
........... USD 110 88,250
6.70%, 02/25/32 ............ RON 650 134,962
6.13%, 01/22/44
(a)
........... USD 200 178,608
4.00%, 02/14/51
(a)
........... 206 130,627
964,023
Saudi Arabia — 2.0%
Kingdom of Saudi Arabia
5.00%, 01/18/53
(d)
........... 435 360,515
5.00%, 01/18/53
(a)
........... 200 165,754
3.45%, 02/02/61
(a)
........... 287 175,182
701,451
Senegal — 0.8%
Republic of Senegal
(a)
6.25%, 05/23/33 ............ 200 160,112
5.38%, 06/08/37 ............ EUR 200 135,394
295,506
Serbia — 0.4%
Republic of Serbia, 2.13%
,
12/01/30
(a)
USD 200 146,790
South Africa — 7.1%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 8,981 487,976
8.00%, 01/31/30 ............ 12,905 594,530
5.88%, 06/22/30 ............ USD 400 353,456
7.00%, 02/28/31 ............ ZAR 4,768 197,511
8.25%, 03/31/32 ............ 2,743 118,243
5.88%, 04/20/32 ............ USD 200 169,810
8.88%, 02/28/35 ............ ZAR 4,965 206,768

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Africa (continued)
8.50%, 01/31/37 ............ ZAR 4,519 $ 174,587
9.00%, 01/31/40 ............ 2,412 93,807
8.75%, 02/28/48 ............ 3,425 125,457
2,522,145
Sri Lanka — 0.5%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(a)(f)(g)
.... USD 361 166,370
Trinidad and Tobago — 0.5%
Republic of Trinidad & Tobago, 4.50%
,
08/04/26
(a)
................ 200 190,810
Turkey — 1.2%
Republic of Turkey
5.25%, 03/13/30 ............ 228 189,060
9.38%, 01/19/33 ............ 225 228,568
417,628
Ukraine — 1.9%
Ukraine Government Bond
(a)(f)(g)
7.75%, 09/01/27 ............ 244 69,540
7.75%, 09/01/28 ............ 142 40,470
7.38%, 09/25/34 ............ 620 162,130
7.75%, 08/01/41
(c)
........... 866 396,195
668,335
United Arab Emirates — 1.0%
UAE International Government Bond,
4.95%
,
07/07/52
(d)
........... 380 338,052
Zambia — 0.3%
Republic of Zambia, 8.50%
,
04/14/24
(a)(f)
(g)
...................... 200 109,184
Total Foreign Government Obligations — 83.4%
(Cost: $33,199,308) .............................. 29,655,780
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.63%, 10/31/23 ............ USD 1,853 $ 1,847,304
2.50%, 04/30/24 - 05/31/24 ..... 2,047 2,011,427
Total U.S. Treasury Obligations — 10.9%
(Cost: $3,870,351) .............................. 3,858,731
Total Long-Term Investments — 96.0%
(Cost: $37,758,339) .............................. 34,134,589
Short-Term Securities
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills, 5.32% ,  11/24/23
(h)
339 335,854
Total Short-Term Securities — 0.9%
(Cost: $335,867) ................................ 335,854
Total Options Purchased — 0.2%
(Cost: $4,134 ) ................................. 57,690
Total Investments — 97.1%
(Cost: $38,098,340) .............................. 34,528,133
Other Assets Less Liabilities — 2.9% ................... 1,028,932
Net Assets — 100.0% .............................. $ 35,557,065
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Zero-coupon bond.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Buxl ............................................................... 1 12/07/23 $ 129 $ (7,596)
U.S. Treasury 10-Year Note ................................................... 17 12/19/23 1,836 (39,964)
U.S. Treasury Ultra Bond ..................................................... 1 12/19/23 119 (9,291)
Long Gilt ................................................................ 1 12/27/23 115 (1,022)
U.S. Treasury 2-Year Note .................................................... 5 12/29/23 1,013 (1,186)
U.S. Treasury 5-Year Note .................................................... 12 12/29/23 1,264 (13,112)
(72,171)
Short Contracts
Euro-Bund .............................................................. 2 12/07/23 272 5,180
$ (66,991)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 783,660 BRL 3,923,785 Bank of America NA 10/03/23 $ 3,048
USD 331,902 BRL 1,634,924 Goldman Sachs International 10/03/23 6,644
USD 3,697 BRL 18,235 JPMorgan Chase Bank NA 10/03/23 69
USD 328,715 BRL 1,653,159 Bank of America NA 11/03/23 1,299
NZD 583,035 USD 343,432 State Street Bank and Trust Co. 11/16/23 6,016
PHP 10,548,249 USD 185,330 Bank of America NA 11/16/23 1,053
USD 111,614 COP 444,739,384 Goldman Sachs International 11/16/23 3,966
USD 934,048 CZK 21,146,728 UBS AG 11/16/23 19,189
USD 826,497 EUR 767,692 Morgan Stanley & Co. International plc 11/16/23 13,310
USD 21,465 GBP 17,088 Barclays Bank plc 11/16/23 611
USD 10,072 HUF 3,700,000 BNP Paribas SA 11/16/23 109
USD 10,524 HUF 3,810,000 Citibank NA 11/16/23 265
USD 20,449 HUF 7,400,000 Goldman Sachs International 11/16/23 523
USD 116,722 HUF 42,727,593 UBS AG 11/16/23 1,669
USD 365,792 IDR 5,625,879,836 Bank of America NA 11/16/23 2,563
USD 186,168 MXN 3,213,954 State Street Bank and Trust Co. 11/16/23 3,151
USD 41,185 PEN 152,987 JPMorgan Chase Bank NA 11/16/23 897
ZAR 6,673,253 USD 343,733 Morgan Stanley & Co. International plc 11/16/23 7,321
71,703
BRL 1,653,159 USD 330,170 Bank of America NA 10/03/23 (1,285)
BRL 3,923,785 USD 797,229 Goldman Sachs International 10/03/23 (16,618)
BRL 3,923,785 USD 780,208 Bank of America NA 11/03/23 (3,083)
AUD 288,175 USD 186,389 Bank of New York Mellon 11/16/23 (817)
CHF 160,786 USD 182,010 Goldman Sachs International 11/16/23 (5,503)
CLP 80,014,900 USD 89,750 Goldman Sachs International 11/16/23 (12)
CLP 121,031,336 USD 137,692 JPMorgan Chase Bank NA 11/16/23 (1,954)
CLP 43,085,500 USD 48,542 Toronto Dominion Bank 11/16/23 (221)
CNY 770,656 USD 105,859 Bank of America NA 11/16/23 (70)
COP 81,680,000 USD 20,621 JPMorgan Chase Bank NA 11/16/23 (851)
EUR 434,302 USD 463,876 BNP Paribas SA 11/16/23 (3,836)
EUR 168,953 USD 181,895 Morgan Stanley & Co. International plc 11/16/23 (2,930)
EUR 15,000 USD 16,092 Societe Generale SA 11/16/23 (203)
GBP 15,000 USD 18,559 Bank of America NA 11/16/23 (253)
GBP 145,560 USD 180,810 Toronto Dominion Bank 11/16/23 (3,166)
HUF 3,700,000 USD 10,235 State Street Bank and Trust Co. 11/16/23 (272)
HUF 15,250,000 USD 41,909 UBS AG 11/16/23 (845)
IDR 9,046,617,184 USD 589,663 Bank of America NA 11/16/23 (5,577)
IDR 504,426,875 USD 32,774 Goldman Sachs International 11/16/23 (206)
MXN 150,000 USD 8,666 State Street Bank and Trust Co. 11/16/23 (124)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MYR 5,009,895 USD 1,076,008 Barclays Bank plc 11/16/23 $ (3,462)
PLN 2,373,758 USD 564,730 Bank of America NA 11/16/23 (22,029)
RON 1,710,557 USD 369,702 Deutsche Bank AG 11/16/23 (6,479)
THB 76,257,660 USD 2,158,378 Morgan Stanley & Co. International plc 11/16/23 (55,991)
TWD 261,817 USD 8,223 UBS AG 11/16/23 (66)
USD 991,908 COP 4,140,718,179 Goldman Sachs International 11/16/23 (10,345)
USD 1,114,422 MXN 19,831,577 Bank of America NA 11/16/23 (14,875)
USD 7,883 MXN 140,000 Barclays Bank plc 11/16/23 (89)
USD 10,692 MXN 190,000 HSBC Bank plc 11/16/23 (127)
USD 7,400 MXN 130,000 State Street Bank and Trust Co. 11/16/23 (3)
USD 531,238 PHP 30,365,018 Barclays Bank plc 11/16/23 (5,300)
USD 369,264 ZAR 7,067,305 Goldman Sachs International 11/16/23 (2,519)
USD 860,133 ZAR 16,698,691 Morgan Stanley & Co. International plc 11/16/23 (18,320)
(187,431)
$ (115,728)
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... BNP Paribas SA 11/29/23 EUR 1.07 EUR 3,250 $ 57,690
$ —
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Asia ex-Japan Investment Grade Index
Series 40.V1 ..................... 1.00 % Quarterly 12/20/28 USD 715 $ 8,292 $ 8,902 $ (610)
iTraxx Europe Crossover Index Series 40.V1 . 5.00 Quarterly 12/20/28 EUR 313 (10,416) (11,290) 874
Markit CDX North American Emerging Markets
Index Series 40.V1 ................ 1.00 Quarterly 12/20/28 USD 911 49,622 46,409 3,213
$ 47,498 $ 44,021 $ 3,477
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 9.84% Monthly 01/27/25 MXN 10,150 $ (9,714) $ — $ (9,714)
28-day MXIBTIIE Monthly 9.79% Monthly 08/07/25 MXN 18,600 (17,881) — (17,881)
28-day MXIBTIIE Monthly 8.43% Monthly 01/19/28 MXN 8,836 (23,565) — (23,565)
28-day MXIBTIIE Monthly 8.50% Monthly 01/24/28 MXN 4,480 (11,206) — (11,206)
3-mo. JIBAR Quarterly 9.00% Quarterly 09/20/28 ZAR 3,669 968 — 968
$ (61,398) $ — $ (61,398)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Korea ......... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 1,753 $ (53,502) $ (56,760) $ 3,258
Republic of Turkey ......... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 216 26,550 26,475 75
Republic of Turkey ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 673 82,515 83,672 (1,157)
$ – $ – $ –
$ 55,563 $ 53,387 $ 2,176
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.00% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 08/11/25 CLP 860,000 $ 14,808 $ — $ 14,808
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03%
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.33
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ........................................ $ — $ 620,078 $ — $ 620,078
Foreign Government Obligations .............................. — 29,655,780 — 29,655,780
U.S. Treasury Obligations ................................... — 3,858,731 — 3,858,731

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 335,854 $ — $ 335,854
Options Purchased
Foreign currency exchange contracts ........................... — 57,690 — 57,690
$ — $ 34,528,133 $ — $ 34,528,133
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 7,420 $ — $ 7,420
Foreign currency exchange contracts ............................ — 71,703 — 71,703
Interest rate contracts ....................................... 5,180 15,776 — 20,956
Liabilities
Credit contracts ........................................... — (1,767) — (1,767)
Foreign currency exchange contracts ............................ — (187,431) — (187,431)
Interest rate contracts ....................................... (72,171) (62,366) — (134,537)
$ (66,991) $ (156,665) $ — $ (223,656)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
JIBAR Johannesburg Interbank Average Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
Fair Value Hierarchy as of Period End (continued)